Income Taxes (Details) ₪ in Millions		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 ILS (₪)
Income Taxes [Line Items]
Net operating loss carry forwards		$ 13,000,000		₪ 45.3
Taxable income	80.00%
Valuation allowance		1,400,000	$ 7,900,000
Deferred tax asset, valuation		11,327,652	9,951,550
Deferred Income Tax Charge [Member]
Income Taxes [Line Items]
Deferred tax asset, valuation		11,300,000	$ 9,900,000
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		33,300,000
Prior To2018 [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		32,100,000
After January 1, 2018 [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards	$ 1,300,000
Deferred Tax Assets Valuation Allowance [Member] | Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Net operating loss carry forwards		$ 300,000		₪ 1.1